Leases (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Leases [Abstract]
Summary of Information Pertaining to Lease Amounts in Financial Statements

Information pertaining to lease amounts recognized in financial statements is summarized as follows:

	December 31, 2023	June 30, 2023
Assets:
ROU asset	$135,304	$220,261
Liabilities:
Current:
Operating lease liabilities	$125,692	$173,045
Non-current
Operating lease liabilities	—	36,700
Total lease liabilities	$125,692	$209,745

Information pertaining to lease amounts recognized in financial statements is summarized as follows:

	June 30, 2023	June 30, 2022
Assets:
ROU asset	$220,261	$44,925
Liabilities:
Current:
Operating lease liabilities	$173,045	$36,385
Non-current
Operating lease liabilities	36,700	—
Total lease liabilities	$209,745	$36,385

Summary of Minimum Lease Payments for Operating Lease Liabilities

Minimum lease payments for the Company’s operating lease liabilities were as follows for the twelve-month period ended December 31, 2023:

Operating leases
2024	$126,624
2025	—
Total operating lease payment	$126,624

Minimum lease payments for the Company’s operating lease liabilities were as follows for the twelve-month period ended June 30:

Operating leases
2023	$173,045
2024	36,700
2025	—
Total operating lease payment	$209,745